Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2016
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years